Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.4%

Health Care - 98.4%
ACADIA Pharmaceuticals, Inc.*(1)	11,675	$560,984
Acceleron Pharma, Inc.*	4,681	540,796
Agios Pharmaceuticals, Inc.*(1)	17,822	837,099
Alexion Pharmaceuticals, Inc.*	3,894	597,067
Alnylam Pharmaceuticals, Inc.*	4,587	690,252
Amgen, Inc.	2,652	640,272
Amicus Therapeutics, Inc.*	25,487	481,959
BeiGene Ltd. (China)*(1)(2)	2,669	854,080
Biogen, Inc.*	2,482	701,438
Biohaven Pharmaceutical Holding Co., Ltd.*	6,997	596,284
BioMarin Pharmaceutical, Inc.*	7,346	608,102
BioNTech SE (Germany)*(2)	5,621	657,320
Blueprint Medicines Corp.*	5,188	501,939
Deciphera Pharmaceuticals, Inc.*	10,681	472,100
Enanta Pharmaceuticals, Inc.*	14,321	688,267
Epizyme, Inc.*(1)	46,638	510,686
Esperion Therapeutics, Inc.*(1)	20,576	647,938
Exelixis, Inc.*	29,602	657,460
Gilead Sciences, Inc.	10,171	667,218
Global Blood Therapeutics, Inc.*(1)	14,254	714,411
Halozyme Therapeutics, Inc.*(1)	14,543	692,101
Harmony Biosciences Holdings, Inc.*	14,899	534,278
Incyte Corp.*	7,011	629,237
Insmed, Inc.*(1)	15,252	573,323
Intercept Pharmaceuticals, Inc.*(1)	18,849	664,239
Intra-Cellular Therapies, Inc.*(1)	24,085	774,333
Ionis Pharmaceuticals, Inc.*	12,725	764,391
Ironwood Pharmaceuticals, Inc.*	49,908	510,060
Karyopharm Therapeutics, Inc.*(1)	39,090	595,341
Ligand Pharmaceuticals, Inc.*(1)	5,979	1,108,208
Moderna, Inc.*(1)	3,925	679,653
Nektar Therapeutics*(1)	34,503	679,709
Neurocrine Biosciences, Inc.*	6,512	714,692
Omeros Corp.*(1)	40,068	779,723
PTC Therapeutics, Inc.*	9,220	533,100
Radius Health, Inc.*	41,375	773,713
Regeneron Pharmaceuticals, Inc.*	1,216	612,669
Sage Therapeutics, Inc.*	8,611	694,477
Sarepta Therapeutics, Inc.*(1)	3,590	320,946
Seagen, Inc.*	3,144	516,465
Theravance Biopharma, Inc.*(1)	31,966	595,846
Travere Therapeutics, Inc.*	23,257	587,239
Ultragenyx Pharmaceutical, Inc.*(1)	3,972	550,480
United Therapeutics Corp.*	4,252	696,563
Vanda Pharmaceuticals, Inc.*	46,602	668,273
Vertex Pharmaceuticals, Inc.*	2,668	611,185
Viela Bio, Inc.*(1)	15,471	536,534
Y-mAbs Therapeutics, Inc.*	11,662	489,921
Total Health Care		30,512,371
Total Common Stocks
(Cost $28,460,650)		30,512,371
SECURITIES LENDING COLLATERAL - 6.5%
Money Market Fund - 6.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $2,021,235)	2,021,235	$2,021,235

Security Description	Value
TOTAL INVESTMENTS - 104.9%
(Cost $30,481,885)	$32,533,606
Liabilities in Excess of Other Assets - (4.9)%	(1,531,658)
Net Assets - 100.0%	$31,001,948

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,125,096; total market value of collateral held by the Fund was $9,358,022. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $7,336,787.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2021.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$30,512,371	$—	$—	$30,512,371
Money Market Fund	2,021,235	—	—	2,021,235
Total	$32,533,606	$—	$—	$32,533,606